Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 13.4	$ 13.2
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	27.4	$ 36.1
Capital requirements [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	866.0
Capital requirements [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	131.0
Capital requirements [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	324.0
Capital requirements [member] | Incremental risk charge [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	345.0
Capital requirements [member] | Standardized approach risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 66.0